EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017
Property, Plant and Equipment [Abstract]
Equipment
	Estimated Useful Lives	May 31, 2017	February 28, 2017
Research equipment	7 years	$601,720	$601,720
Computer equipment	5 years	78,149	78,149
		679,869	679,869
Accumulated depreciation and amortization		(287,900)	(265,234)
Equipment, net		$391,969	$414,635

	Estimated Useful lives	February 28, 2017	February 29, 2016
Research equipment	7 years	$601,720	$590,373
Computer and software equipment	5 years	78,149	76,075
		679,869	666,448
Accumulated depreciation and amortization		(265,234)	(169,396)
Equipment, net		$414,635	$497,052